Trade receivables, reseller financing and other receivables - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,234,634	R$ 1,183,312
Allowance for expected credit losses	(173,287)	(185,278)
Reseller financing	1,061,347	998,034
Current	559,825	582,562
Non-current	501,522	415,472
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,234,634	R$ 1,183,312